[Hornbeck Letterhead]

January 11, 2010

VIA EDGAR

Ms. Julie Rizzo

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Re:	Hornbeck Offshore Services, Inc. Registration Statement on Form S-4 Filed September 29, 2009 File No. 333-162197

Dear Ms. Rizzo:

This letter is sent on behalf of Hornbeck Offshore Services, Inc., a Delaware corporation (the “Company”), in connection with the above referenced Registration Statement on Form S-4 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”), relating to the Company’s proposed offer to exchange (the “Exchange Offer”) up to $250,000,000 aggregate principal amount of its 8% Series B Senior Notes Due 2017 (the “Series B Notes”) for a like principal amount of its outstanding 8% Series A Senior Notes Due 2017 (the “Series A Notes”).

The Company is registering the Exchange Offer pursuant to the Registration Statement in reliance on the position enunciated by the staff of the Commission (the “Staff”) in Exxon Capital Holdings Corp., SEC No-Action Letter (May 13, 1988), Morgan Stanley & Co., SEC No-Action Letter (June 5, 1991), and Shearman & Sterling, SEC No-Action Letter (July 2, 1993). The Company has not entered into any arrangement or understanding with any person to distribute the Series B Notes to be received in the Exchange Offer and, to the best of the Company’s information and belief, each person participating in the Exchange Offer will be acquiring the Series B Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the Series B Notes to be received in the Exchange Offer. In this regard, the Company will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any person using the Exchange Offer to participate in a distribution of the Series B Notes to be received in the Exchange Offer (1) cannot rely on the Staff’s position enunciated in the SEC No-Action letters described above or similar letters of the Staff and (2) must comply with registration and prospectus delivery requirements of the Securities Act in connection with any secondary resale transaction. The Company acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K.

Ms. Julie Rizzo

January 11, 2010

The Company will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any broker-dealer who holds Series A Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Series B Notes in exchange for such Series A Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such Series B Notes.

The Company will include in the transmittal letter or similar documentation to be executed by an Exchange Offer offeree in order to participate in the Exchange Offer the following representation:

That if you [the Exchange Offer offeree] are a broker-dealer, that you will receive Series B Notes for your own account in exchange for Series A Notes that were acquired as a result of market-making activities or other trading activities, and that you acknowledge that you will deliver a prospectus in connection with any resale of such Series B Notes; however, by so acknowledging and by delivering a prospectus, you will not be deemed to admit that you are an “underwriter” within the meaning of the Securities Act. If you are a broker-dealer and Series A Notes held for your own account were not acquired as a result of market-making or other trading activities, such Series A Notes cannot be exchanged pursuant to the Exchange Offer.

Please do not hesitate to contact me at (985) 727-6804 or Clyde Parker at (281) 681-5930 with any questions or comments concerning this letter.

HORNBECK OFFSHORE SERVICES, INC.

By:	/s/ Samuel A. Giberga
Samuel A. Giberga Senior Vice President and General Counsel

cc:	R. Clyde Parker, Jr., Winstead PC